Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Effect of change on profit or loss if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 266	¥ (328)
Effect of change on profit or loss if currency weakens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(20)	(22)
Effect of change on profit or loss if currency weakens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(19)	(22)
Effect of change on profit or loss if currency weakens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(25)	(25)
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	266	328
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	20	22
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	19	22
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 25	25
Effect of change on other comprehensive income if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency		(41)
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency		¥ 41